Schedule of right of use assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Operating Lease Right Of Use Assets Net And Operating Lease Liabilities
Cost	$ 1,982,945	$ 4,685,119
Less: accumulated amortization	(518,122)	(2,889,451)
Right of use assets, net	$ 1,464,823	$ 1,795,668